Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000241887 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000241887 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000241887 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000241887 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000241887 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000241887 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000241887 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000241887 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000241887 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000241888 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000241888 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000241888 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000241888 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241888 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000241888 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000241888 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000241888 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000241888 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000241888 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000241888 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000241888 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.10%